Capital Stock - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Oct. 31, 2006	Dec. 31, 2007	Aug. 31, 2007	Dec. 31, 2006	Sep. 30, 2013	Jul. 19, 2013	Mar. 12, 2013	Jan. 22, 2013	Dec. 31, 2012	May 31, 2012	Dec. 31, 2011	Dec. 27, 2006
Class of Stock [Line Items]
Common stock, shares authorized				200,000,000	300,000,000				300,000,000	300,000,000	200,000,000	200,000,000
Preferred stock, shares authorized				20,000,000								20,000,000
Common stock, par value				$ 0.001	$ 0.001	$ 0.001			$ 0.001		$ 0.001	$ 0.001
Preferred stock, par value				$ 0.001								$ 0.001
Stock split approved	4.42
Common stock, shares outstanding					134,169,565				87,388,815		80,036,315
Share exchange ratio under share exchange agreement	1
Description of stock split arrangement				In October 2006, the board of directors of BTHC III approved a stock split of 4.42 shares to 1.
Common stock, shares issued		1,370,000		1,350,000	134,169,565		5,000,000	10,125,000	87,388,815		80,036,315
Stock issued during period shares issued for legal consulting				350,000
Stock issued during period shares issued for contract to provide investor relations services				1,000,000
Investor relations services contract duration			1 year
Net proceeds from sales		$ 1,157,000
Selling agent for the private placement		274,000
Convertible shares of common stock		$ 1.00
Maximum [Member]
Class of Stock [Line Items]
Common stock, shares outstanding	2,209,993
Convertible shares of common stock					$ 0.15
Minimum [Member]
Class of Stock [Line Items]
Common stock, shares outstanding	500,000